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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington, DC 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2


1.    Name and Address of issuer:

      Alliance Municipal Income Fund II
      1345 Avenue of the Americas
      New York, New York  10105




2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /X/




3.    Investment Company Act File Number:

      811-07618
      Securities Act File Number:

      33-60560


4(a). Last day of fiscal year for which this Form is filed:

      September 30, 2001



4(b). / /   Check box if this Form is being filed late (i.e.,
            more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)



4(c). / /   Check box if this is the last time the issuer will be
            filing this Form.



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5.    Calculation of registration fee:

      (i)   Aggregate sale price of securities
            sold during the fiscal year pursuant
            to section 24(f):                    $622,662,932

      (ii)  Aggregate price of securities
            redeemed or repurchased during the
            fiscal year:                         $197,609,648

      (iii) Aggregate price of securities
            redeemed or repurchased during any
            prior fiscal year ending no earlier
            than October 11, 1995 that were not
            previously used to reduce
            registration fees payable to the
            Commission:                          $          0

      (iv)  Total available redemption credits
            [add Items 5(ii) and 5(iii)]:        $197,609,648

      (v)   Net sales  if Item 5(i) is greater
            than Item 5(iv) [subtract Item 5(iv)
            from 5(i)]:                          $425,053,284

      (vi)  Redemption credits available for use
            in future years - if Item 5(i) is
            less than Item 5(iv) [subtract Item
            5(iv) from Item 5(i)]:               $          0

      (vii) Multiplier for determining
            registration fee (See Instruction
            C.9):                                 x.000239

      (viii)Registration fee due [multiply
            Item 5(v) by Item 5(vii)] (enter "0"
            if no fee is due):                   =  $101,587.73

6.    Prepaid shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
      Not applicable


      If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that


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      are available for use by the issuer in future fiscal years, then state that number here: Not applicable





7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see
      Instruction D):

      $0



8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

      $102,627.38



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: December 21, 2001

      Method of Delivery:

      /X/   Wire transfer

      / /   Mail or other means























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                           Signatures

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


By (Signature and Title)*  /s/Domenick Pugliese
                           Domenick Pugliese
                           Assistant Secretary

Date:  December 14, 2001

*Please print the name and title of the signing officer below the signature.






































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